Stock Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	2 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted options issued, Shares	1,463,819	[1]
Converted restricted stock issued, Shares	409,690	[2]
Number of shares issued during the period	21,000		863,004
Number restricted shares issued during the period	7,000		313,703
Stock options to be granted, minimum exercise price as a percentage of grant date fair value			100.00%
Stock options grants, maximum life, in years			10 years
Weighted-average grant date fair value per share of stock options granted	$ 3.95		$ 2.34
Total fair value of options vested	$ 0.1		$ 1.1
Unrecognized compensation cost			1.6
Unrecognized compensation cost recognition period, in years			3 years 7 months 6 days
Shares available for employee stock purchase plan			100,000
Shares price percentage			85.00%
Shares issued under the employee stock purchase plan	719		12,957
Compensation expense associated with employee stock purchase plan			0.1
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost			$ 2.3
Unrecognized compensation cost recognition period, in years			2 years 3 months 18 days
Equity And Cash Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares of common stock available for awards			4,000,000
Securities remained available for issuance			1,475,441
Stock plan vesting description			The options issued under the Employee Equity and Cash Incentive Plan generally vest one-fourth annually beginning one year after the grant date for employees and generally cliff vest on the first anniversary of the grant date for non-employee directors.

[1]	Upon the Business Separation on October 31, 2011, all outstanding NTELOS stock options for the Company’s employees and non-employee directors were replaced with 1,463,819 Company stock options based on a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the Business Separation. The specific formula for the adjustment of the number of stock options and restricted stock and the strike price of the stock options was contained in the employee matters agreement that was executed on the date of separation. These awards had substantially the same terms and conditions as the NTELOS stock options and restricted stock awards that they replaced
[2]	Upon the Business Separation on October 31, 2011, all outstanding NTELOS restricted stock awards for the Company’s employees and non-employee directors were replaced with 409,690 Company restricted stock awards based on a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the Business Separation. The specific formula for the adjustment of the number of stock options and restricted stock and the strike price of the stock options was contained in the employee matters agreement that was executed on the date of separation. These awards had substantially the same terms and conditions as the NTELOS stock options and restricted stock awards that they replaced.